Average Annual Total Returns	0 Months Ended
Jul. 01, 2013
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	16.54%
5 Year	(0.60%)
Inception	0.93%
Inception Date	Mar. 01, 2007
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class A
Average Annual Return:
1 Year	4.62%
5 Year	1.04%
Inception	2.10%
Inception Date	Mar. 01, 2007
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class A | After tax on distributions
Average Annual Return:
1 Year	4.18%
5 Year	0.61%
Inception	1.65%
Inception Date	Mar. 01, 2007
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class A | After tax on distributions, with sale
Average Annual Return:
1 Year	3.55%
5 Year	0.81%
Inception	1.73%
Inception Date	Mar. 01, 2007
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class B
Average Annual Return:
1 Year	4.46%
5 Year	1.00%
Inception	2.14%
Inception Date	Mar. 01, 2007
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class C
Average Annual Return:
1 Year	8.46%
5 Year	1.37%
Inception	2.29%
Inception Date	Mar. 01, 2007
(Prospectus - Class I) | (Global Shareholder Yield Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	16.54%
5 Year	(0.60%)
Inception	0.93%
Inception Date	Mar. 01, 2007
(Prospectus - Class I) | (Global Shareholder Yield Fund) | Class I
Average Annual Return:
1 Year	10.63%
5 Year	2.57%
Inception	3.50%
Inception Date	Mar. 01, 2007
(Prospectus - Class I) | (Global Shareholder Yield Fund) | Class I | After tax on distributions
Average Annual Return:
1 Year	10.10%
5 Year	2.07%
Inception	2.98%
Inception Date	Mar. 01, 2007
(Prospectus - Class I) | (Global Shareholder Yield Fund) | Class I | After tax on distributions, with sale
Average Annual Return:
1 Year	7.57%
5 Year	2.11%
Inception	2.92%
Inception Date	Mar. 01, 2007
(Prospectus - Class R6) | (Global Shareholder Yield Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	16.54%
5 Year	(0.60%)
Inception	0.93%
Inception Date	Mar. 01, 2007
(Prospectus - Class R6) | (Global Shareholder Yield Fund) | Class R6
Average Annual Return:
1 Year	10.69%
5 Year	2.55%
Inception	3.45%
Inception Date	Mar. 01, 2007
(Prospectus - Class R6) | (Global Shareholder Yield Fund) | Class R6 | After tax on distributions
Average Annual Return:
1 Year	10.15%
5 Year	2.10%
Inception	2.98%
Inception Date	Mar. 01, 2007
(Prospectus - Class R6) | (Global Shareholder Yield Fund) | Class R6 | After tax on distributions, with sale
Average Annual Return:
1 Year	7.62%
5 Year	2.11%
Inception	2.89%
Inception Date	Mar. 01, 2007
(Prospectus - Class R2) | (Global Shareholder Yield Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	16.54%
5 Year	(0.60%)
Inception	0.93%
Inception Date	Mar. 01, 2007
(Prospectus - Class R2) | (Global Shareholder Yield Fund) | Class R2
Average Annual Return:
1 Year	9.79%
5 Year	0.91%
Inception	1.76%
Inception Date	Mar. 01, 2007
(Prospectus - Class R2) | (Global Shareholder Yield Fund) | Class R2 | After tax on distributions
Average Annual Return:
1 Year	9.34%
5 Year	0.48%
Inception	1.32%
Inception Date	Mar. 01, 2007
(Prospectus - Class R2) | (Global Shareholder Yield Fund) | Class R2 | After tax on distributions, with sale
Average Annual Return:
1 Year	6.93%
5 Year	0.71%
Inception	1.45%
Inception Date	Mar. 01, 2007
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.90%
5 Year	(3.21%)
Inception	(0.88%)
Inception Date	Dec. 29, 2006
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class A
Average Annual Return:
1 Year	10.77%
5 Year	(4.17%)
Inception	(1.98%)
Inception Date	Dec. 29, 2006
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class A | After tax on distributions
Average Annual Return:
1 Year	10.71%
5 Year	(4.46%)
Inception	(2.45%)
Inception Date	Dec. 29, 2006
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class A | After tax on distributions, with sale
Average Annual Return:
1 Year	7.40%
5 Year	(3.55%)
Inception	(1.79%)
Inception Date	Dec. 29, 2006
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class B
Average Annual Return:
1 Year	10.88%
5 Year	(4.18%)
Inception	(1.83%)
Inception Date	Dec. 29, 2006
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class C
Average Annual Return:
1 Year	14.71%
5 Year	(3.84%)
Inception	(1.83%)
Inception Date	Dec. 29, 2006
(Prospectus - Class I) | (International Allocation Portfolio) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.90%
5 Year	(3.21%)
Inception	(0.88%)
Inception Date	Dec. 29, 2006
(Prospectus - Class I) | (International Allocation Portfolio) | Class I
Average Annual Return:
1 Year	16.94%
5 Year	(2.74%)
Inception	(0.71%)
Inception Date	Dec. 29, 2006
(Prospectus - Class I) | (International Allocation Portfolio) | Class I | After tax on distributions
Average Annual Return:
1 Year	16.82%
5 Year	(3.07%)
Inception	(1.25%)
Inception Date	Dec. 29, 2006
(Prospectus - Class I) | (International Allocation Portfolio) | Class I | After tax on distributions, with sale
Average Annual Return:
1 Year	11.51%
5 Year	(2.38%)
Inception	(0.74%)
Inception Date	Dec. 29, 2006
(Prospectus - Classes A, B and C) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.90%
5 Year	(3.21%)
Inception	3.32%
Inception Date	Sep. 16, 2005
(Prospectus - Classes A, B and C) | (International Core Fund) | Class A
Average Annual Return:
1 Year	8.24%
5 Year	(5.36%)
Inception	1.20%
Inception Date	Sep. 16, 2005
(Prospectus - Classes A, B and C) | (International Core Fund) | Class A | After tax on distributions
Average Annual Return:
1 Year	7.81%
5 Year	(5.93%)
Inception	0.51%
Inception Date	Sep. 16, 2005
(Prospectus - Classes A, B and C) | (International Core Fund) | Class A | After tax on distributions, with sale
Average Annual Return:
1 Year	6.14%
5 Year	(4.59%)
Inception	0.91%
Inception Date	Sep. 16, 2005
(Prospectus - Classes A, B and C) | (International Core Fund) | Class B
Average Annual Return:
1 Year	8.16%
5 Year	(5.38%)
Inception	1.21%
Inception Date	Sep. 16, 2005
(Prospectus - Classes A, B and C) | (International Core Fund) | Class C
Average Annual Return:
1 Year	12.20%
5 Year	(5.04%)
Inception	1.21%
Inception Date	Sep. 16, 2005
(Prospectus - Class I) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.90%
5 Year	(3.21%)
Inception	3.32%
Inception Date	Sep. 16, 2005
(Prospectus - Class I) | (International Core Fund) | Class I
Average Annual Return:
1 Year	14.47%
5 Year	(3.91%)
Inception	2.41%
Inception Date	Sep. 16, 2005
(Prospectus - Class I) | (International Core Fund) | Class I | After tax on distributions
Average Annual Return:
1 Year	13.94%
5 Year	(4.57%)
Inception	1.63%
Inception Date	Sep. 16, 2005
(Prospectus - Class I) | (International Core Fund) | Class I | After tax on distributions, with sale
Average Annual Return:
1 Year	10.30%
5 Year	(3.42%)
Inception	1.92%
Inception Date	Sep. 16, 2005
(Prospectus - Class R6) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.90%
5 Year	(3.21%)
Inception	3.32%
Inception Date	Sep. 16, 2005
(Prospectus - Class R6) | (International Core Fund) | Class R6
Average Annual Return:
1 Year	14.53%
5 Year	(3.83%)
Inception	2.62%
Inception Date	Sep. 16, 2005
(Prospectus - Class R6) | (International Core Fund) | Class R6 | After tax on distributions
Average Annual Return:
1 Year	14.00%
5 Year	(4.43%)
Inception	1.89%
Inception Date	Sep. 16, 2005
(Prospectus - Class R6) | (International Core Fund) | Class R6 | After tax on distributions, with sale
Average Annual Return:
1 Year	10.35%
5 Year	(3.34%)
Inception	2.12%
Inception Date	Sep. 16, 2005
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.90%
5 Year	(3.21%)
Inception	3.32%
Inception Date	Sep. 16, 2005
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R1
Average Annual Return:
1 Year	13.66%
5 Year	(4.60%)
Inception	1.67%
Inception Date	Sep. 16, 2005
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R1 | After tax on distributions
Average Annual Return:
1 Year	13.26%
5 Year	(5.13%)
Inception	1.00%
Inception Date	Sep. 16, 2005
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R1 | After tax on distributions, with sale
Average Annual Return:
1 Year	9.64%
5 Year	(3.96%)
Inception	1.32%
Inception Date	Sep. 16, 2005
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R2
Average Annual Return:
1 Year	13.68%
5 Year	(5.42%)
Inception	0.86%
Inception Date	Sep. 16, 2005
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R3
Average Annual Return:
1 Year	13.81%
5 Year	(7.77%)
Inception	(4.22%)
Inception Date	Sep. 16, 2005
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R4
Average Annual Return:
1 Year	14.21%
5 Year	(7.48%)
Inception	(3.93%)
Inception Date	Sep. 16, 2005
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R5
Average Annual Return:
1 Year	14.47%
5 Year	(7.21%)
Inception	(3.65%)
Inception Date	Sep. 16, 2005
(Prospectus - Classes A, B and C) | (International Growth Fund) | MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.28%
5 Year	(2.74%)
Inception	2.79%
Inception Date	Jun. 12, 2006
(Prospectus - Classes A, B and C) | (International Growth Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.90%
5 Year	(3.21%)
Inception	1.79%
Inception Date	Jun. 12, 2006
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class A
Average Annual Return:
1 Year	13.48%
5 Year	(2.33%)
Inception	2.90%
Inception Date	Jun. 12, 2006
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class A | After tax on distributions
Average Annual Return:
1 Year	12.47%
5 Year	(2.64%)
Inception	2.26%
Inception Date	Jun. 12, 2006
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class A | After tax on distributions, with sale
Average Annual Return:
1 Year	10.61%
5 Year	(1.96%)
Inception	2.33%
Inception Date	Jun. 12, 2006
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class B
Average Annual Return:
1 Year	13.59%
5 Year	(2.41%)
Inception	2.95%
Inception Date	Jun. 12, 2006
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class C
Average Annual Return:
1 Year	17.69%
5 Year	(2.06%)
Inception	2.93%
Inception Date	Jun. 12, 2006
(Prospectus - Class I) | (International Growth Fund) | MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.28%
5 Year	(2.74%)
Inception	2.79%
Inception Date	Jun. 12, 2006
(Prospectus - Class I) | (International Growth Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.90%
5 Year	(3.21%)
Inception	1.97%
Inception Date	Jun. 12, 2006
(Prospectus - Class I) | (International Growth Fund) | Class I
Average Annual Return:
1 Year	19.87%
5 Year	(0.90%)
Inception	4.15%
Inception Date	Jun. 12, 2006
(Prospectus - Class I) | (International Growth Fund) | Class I | After tax on distributions
Average Annual Return:
1 Year	18.74%
5 Year	(1.29%)
Inception	3.42%
Inception Date	Jun. 12, 2006
(Prospectus - Class I) | (International Growth Fund) | Class I | After tax on distributions, with sale
Average Annual Return:
1 Year	14.94%
5 Year	(0.77%)
Inception	3.39%
Inception Date	Jun. 12, 2006
(Prospectus - Classes A and C) | (Core High Yield Fund) | Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index
Average Annual Return:
1 Year	15.55%
Inception	19.06%
Inception Date	Apr. 30, 2009
(Prospectus - Classes A and C) | (Core High Yield Fund) | Class A
Average Annual Return:
1 Year	10.26%
Inception	17.15%
Inception Date	Apr. 30, 2009
(Prospectus - Classes A and C) | (Core High Yield Fund) | Class A | After tax on distributions
Average Annual Return:
1 Year	7.27%
Inception	11.53%
Inception Date	Apr. 30, 2009
(Prospectus - Classes A and C) | (Core High Yield Fund) | Class A | After tax on distributions, with sale
Average Annual Return:
1 Year	6.57%
Inception	11.44%
Inception Date	Apr. 30, 2009
(Prospectus - Classes A and C) | (Core High Yield Fund) | Class C
Average Annual Return:
1 Year	13.01%
Inception	17.09%
Inception Date	Apr. 30, 2009
(Prospectus - Class I) | (Core High Yield Fund) | Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index
Average Annual Return:
1 Year	15.55%
Inception	19.06%
Inception Date	Apr. 30, 2009
(Prospectus - Class I) | (Core High Yield Fund) | Class I
Average Annual Return:
1 Year	15.80%
Inception	18.98%
Inception Date	Apr. 30, 2009
(Prospectus - Class I) | (Core High Yield Fund) | Class I | After tax on distributions
Average Annual Return:
1 Year	12.55%
Inception	13.16%
Inception Date	Apr. 30, 2009
(Prospectus - Class I) | (Core High Yield Fund) | Class I | After tax on distributions, with sale
Average Annual Return:
1 Year	10.16%
Inception	12.03%
Inception Date	Apr. 30, 2009
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Russell 1000 Value Index
Average Annual Return:
1 Year	17.51%
5 Year	0.59%
10 Year	7.38%
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Year	1.66%
10 Year	7.10%
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class A
Average Annual Return:
1 Year	13.56%
5 Year	1.44%
10 Year	7.77%
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class A | After tax on distributions
Average Annual Return:
1 Year	12.85%
5 Year	1.14%
10 Year	6.88%
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class A | After tax on distributions, with sale
Average Annual Return:
1 Year	9.75%
5 Year	1.19%
10 Year	6.57%
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class B
Average Annual Return:
1 Year	13.58%
5 Year	1.18%
10 Year	7.27%
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class C
Average Annual Return:
1 Year	17.60%
5 Year	1.57%
10 Year	7.28%
(Prospectus - Class I) | (Disciplined Value Fund) | Russell 1000 Value Index
Average Annual Return:
1 Year	17.51%
5 Year	0.59%
10 Year	7.38%
(Prospectus - Class I) | (Disciplined Value Fund) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Year	1.66%
10 Year	7.10%
(Prospectus - Class I) | (Disciplined Value Fund) | Class I
Average Annual Return:
1 Year	19.95%
5 Year	2.82%
10 Year	8.71%
(Prospectus - Class I) | (Disciplined Value Fund) | Class I | After tax on distributions
Average Annual Return:
1 Year	19.12%
5 Year	2.46%
10 Year	7.73%
(Prospectus - Class I) | (Disciplined Value Fund) | Class I | After tax on distributions, with sale
Average Annual Return:
1 Year	14.06%
5 Year	2.36%
10 Year	7.38%
(Prospectus - Class I2) | (Disciplined Value Fund) | Russell 1000 Value Index
Average Annual Return:
1 Year	17.51%
5 Year	0.59%
10 Year	7.38%
(Prospectus - Class I2) | (Disciplined Value Fund) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Year	1.66%
10 Year	7.10%
(Prospectus - Class I2) | (Disciplined Value Fund) | Class I2
Average Annual Return:
1 Year	19.98%
5 Year	2.78%
10 Year	8.54%
(Prospectus - Class I2) | (Disciplined Value Fund) | Class I2 | After tax on distributions
Average Annual Return:
1 Year	19.15%
5 Year	2.41%
10 Year	7.55%
(Prospectus - Class I2) | (Disciplined Value Fund) | Class I2 | After tax on distributions, with sale
Average Annual Return:
1 Year	14.09%
5 Year	2.33%
10 Year	7.22%
(Prospectus - Class R6) | (Disciplined Value Fund) | Russell 1000 Value Index
Average Annual Return:
1 Year	17.51%
5 Year	0.59%
10 Year	7.38%
(Prospectus - Class R6) | (Disciplined Value Fund) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Year	1.66%
10 Year	7.10%
(Prospectus - Class R6) | (Disciplined Value Fund) | Class R6
Average Annual Return:
1 Year	20.08%
5 Year	2.84%
10 Year	8.75%
(Prospectus - Class R6) | (Disciplined Value Fund) | Class R6 | After tax on distributions
Average Annual Return:
1 Year	19.25%
5 Year	2.48%
10 Year	7.76%
(Prospectus - Class R6) | (Disciplined Value Fund) | Class R6 | After tax on distributions, with sale
Average Annual Return:
1 Year	14.16%
5 Year	2.38%
10 Year	7.41%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Russell 1000 Value Index
Average Annual Return:
1 Year	17.51%
5 Year	0.59%
10 Year	7.38%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Year	1.66%
10 Year	7.10%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R1
Average Annual Return:
1 Year	19.03%
5 Year	2.09%
10 Year	7.92%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R1 | After tax on distributions
Average Annual Return:
1 Year	18.33%
5 Year	1.82%
10 Year	7.04%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R1 | After tax on distributions, with sale
Average Annual Return:
1 Year	13.31%
5 Year	1.76%
10 Year	6.71%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R2
Average Annual Return:
1 Year	19.29%
5 Year	2.21%
10 Year	8.07%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R3
Average Annual Return:
1 Year	19.16%
5 Year	2.19%
10 Year	8.02%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R4
Average Annual Return:
1 Year	19.63%
5 Year	2.51%
10 Year	8.35%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R5
Average Annual Return:
1 Year	20.02%
5 Year	2.83%
10 Year	8.69%
(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index
Average Annual Return:
1 Year	18.51%
5 Year	3.79%
10 Year	10.63%
(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class A
Average Annual Return:
1 Year	12.15%
5 Year	5.53%
10 Year	11.15%
(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class A | After tax on distributions
Average Annual Return:
1 Year	12.02%
5 Year	5.38%
10 Year	9.45%
(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class A | After tax on distributions, with sale
Average Annual Return:
1 Year	7.97%
5 Year	4.68%
10 Year	9.13%
(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class C
Average Annual Return:
1 Year	16.21%
5 Year	5.78%
10 Year	10.85%
(Prospectus - Class I) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index
Average Annual Return:
1 Year	18.51%
5 Year	3.79%
10 Year	10.63%
(Prospectus - Class I) | (Disciplined Value Mid Cap Fund) | Class I
Average Annual Return:
1 Year	18.57%
5 Year	7.00%
10 Year	12.13%
(Prospectus - Class I) | (Disciplined Value Mid Cap Fund) | Class I | After tax on distributions
Average Annual Return:
1 Year	18.45%
5 Year	6.79%
10 Year	10.38%
(Prospectus - Class I) | (Disciplined Value Mid Cap Fund) | Class I | After tax on distributions, with sale
Average Annual Return:
1 Year	12.22%
5 Year	5.94%
10 Year	10.00%
(Prospectus - Class R6) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index
Average Annual Return:
1 Year	18.51%
5 Year	3.79%
10 Year	10.63%
(Prospectus - Class R6) | (Disciplined Value Mid Cap Fund) | Class R6
Average Annual Return:
1 Year	18.51%
5 Year	7.06%
10 Year	12.21%
(Prospectus - Class R6) | (Disciplined Value Mid Cap Fund) | Class R6 | After tax on distributions
Average Annual Return:
1 Year	18.39%
5 Year	6.89%
10 Year	10.48%
(Prospectus - Class R6) | (Disciplined Value Mid Cap Fund) | Class R6 | After tax on distributions, with sale
Average Annual Return:
1 Year	12.19%
5 Year	6.02%
10 Year	10.09%
(Prospectus - Class ADV) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index
Average Annual Return:
1 Year	18.51%
5 Year	3.79%
10 Year	10.63%
(Prospectus - Class ADV) | (Disciplined Value Mid Cap Fund) | Class ADV
Average Annual Return:
1 Year	18.18%
5 Year	6.62%
10 Year	11.72%
(Prospectus - Class ADV) | (Disciplined Value Mid Cap Fund) | Class ADV | After tax on distributions
Average Annual Return:
1 Year	18.11%
5 Year	6.46%
10 Year	10.01%
(Prospectus - Class ADV) | (Disciplined Value Mid Cap Fund) | Class ADV | After tax on distributions, with sale
Average Annual Return:
1 Year	11.91%
5 Year	5.63%
10 Year	9.65%
(Prospectus - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index
Average Annual Return:
1 Year	18.15%
5 Year	3.79%
10 Year	10.63%
(Prospectus - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Class R2
Average Annual Return:
1 Year	17.91%
5 Year	6.44%
10 Year	11.53%
(Prospectus - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Class R2 | After tax on distributions
Average Annual Return:
1 Year	17.88%
5 Year	6.29%
10 Year	9.82%
(Prospectus - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Class R2 | After tax on distributions, with sale
Average Annual Return:
1 Year	11.69%
5 Year	5.47%
10 Year	9.49%
(Prospectus - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Class R4
Average Annual Return:
1 Year	18.16%
5 Year	6.84%
10 Year	11.97%
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index
Average Annual Return:
1 Year	18.51%
5 Year	3.79%
10 Year	10.63%
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R1
Average Annual Return:
1 Year	1.25%
5 Year	(8.48%)
10 Year	(4.06%)
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R1 | After tax on distributions
Average Annual Return:
1 Year	1.20%
5 Year	(8.61%)
10 Year	(5.54%)
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R1 | After tax on distributions, with sale
Average Annual Return:
1 Year	0.88%
5 Year	(7.06%)
10 Year	(5.54%)
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R3
Average Annual Return:
1 Year	1.35%
5 Year	(8.39%)
10 Year	(3.96%)
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R5
Average Annual Return:
1 Year	1.96%
5 Year	(7.83%)
10 Year	(3.38%)
(Prospectus - Class A) | (International Value Equity Fund) | MSCI World ex-USA Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.02%
5 Year	(2.93%)
10 Year	9.10%
(Prospectus - Class A) | (International Value Equity Fund) | MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	18.07%
5 Year	(3.09%)
10 Year	9.69%
(Prospectus - Class A) | (International Value Equity Fund) | Class A
Average Annual Return:
1 Year	11.54%
5 Year	(2.92%)
10 Year	7.93%
(Prospectus - Class A) | (International Value Equity Fund) | Class A | After tax on distributions
Average Annual Return:
1 Year	10.83%
5 Year	(5.56%)
10 Year	5.72%
(Prospectus - Class A) | (International Value Equity Fund) | Class A | After tax on distributions, with sale
Average Annual Return:
1 Year	7.80%
5 Year	(3.95%)
10 Year	5.97%
(Prospectus - Class I) | (International Value Equity Fund) | MSCI World ex-USA Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.02%
5 Year	(2.93%)
10 Year	9.10%
(Prospectus - Class I) | (International Value Equity Fund) | Class I
Average Annual Return:
1 Year	17.92%
5 Year	(1.76%)
10 Year	8.57%
(Prospectus - Class I) | (International Value Equity Fund) | Class I | After tax on distributions
Average Annual Return:
1 Year	17.08%
5 Year	(4.47%)
10 Year	6.33%
(Prospectus - Class I) | (International Value Equity Fund) | Class I | After tax on distributions, with sale
Average Annual Return:
1 Year	11.99%
5 Year	(3.02%)
10 Year	6.54%
(Prospectus - Class R6) | (International Value Equity Fund) | MSCI World ex-USA Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.02%
5 Year	(2.93%)
10 Year	9.10%
(Prospectus - Class R6) | (International Value Equity Fund) | MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	18.07%
5 Year	(3.09%)
10 Year	9.69%
(Prospectus - Class R6) | (International Value Equity Fund) | Class R6
Average Annual Return:
1 Year	18.08%
5 Year	(1.37%)
10 Year	9.00%
(Prospectus - Class R6) | (International Value Equity Fund) | Class R6 | After tax on distributions
Average Annual Return:
1 Year	17.33%
5 Year	(4.06%)
10 Year	6.77%
(Prospectus - Class R6) | (International Value Equity Fund) | Class R6 | After tax on distributions, with sale
Average Annual Return:
1 Year	12.06%
5 Year	(2.70%)
10 Year	6.92%
(Prospectus - Classes R2 and R4) | (International Value Equity Fund) | MSCI World ex-USA Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.02%
5 Year	(2.93%)
10 Year	9.10%
(Prospectus - Classes R2 and R4) | (International Value Equity Fund) | MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	18.07%
5 Year	(3.09%)
10 Year	9.69%
(Prospectus - Classes R2 and R4) | (International Value Equity Fund) | Class R2
Average Annual Return:
1 Year	17.50%
5 Year	(1.86%)
10 Year	8.45%
(Prospectus - Classes R2 and R4) | (International Value Equity Fund) | Class R2 | After tax on distributions
Average Annual Return:
1 Year	16.75%
5 Year	(4.53%)
10 Year	6.23%
(Prospectus - Classes R2 and R4) | (International Value Equity Fund) | Class R2 | After tax on distributions, with sale
Average Annual Return:
1 Year	11.68%
5 Year	(3.09%)
10 Year	6.45%
(Prospectus - Classes R2 and R4) | (International Value Equity Fund) | Class R4
Average Annual Return:
1 Year	17.79%
5 Year	(1.62%)
10 Year	8.72%
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
Inception	2.91%
Inception Date	May 01, 2008
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Credit Suisse Leveraged Equity Index
Average Annual Return:
1 Year	20.68%
Inception	(0.50%)
Inception Date	May 01, 2008
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Bank of America Merrill Lynch U.S. High Yield Master II Index
Average Annual Return:
1 Year	15.59%
Inception	10.52%
Inception Date	May 01, 2008
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class A
Average Annual Return:
1 Year	30.24%
Inception	6.34%
Inception Date	May 01, 2008
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class A | After tax on distributions
Average Annual Return:
1 Year	30.09%
Inception	5.04%
Inception Date	May 01, 2008
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class A | After tax on distributions, with sale
Average Annual Return:
1 Year	19.65%
Inception	4.62%
Inception Date	May 01, 2008
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class B
Average Annual Return:
1 Year	30.96%
Inception	6.43%
Inception Date	May 01, 2008
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class C
Average Annual Return:
1 Year	34.96%
Inception	6.77%
Inception Date	May 01, 2008
(Prospectus - Class I) | (Leveraged Companies Fund) | Credit Suisse Leveraged Equity Index
Average Annual Return:
1 Year	20.68%
Inception	(0.50%)
Inception Date	May 01, 2008
(Prospectus - Class I) | (Leveraged Companies Fund) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
Inception	2.91%
Inception Date	May 01, 2008
(Prospectus - Class I) | (Leveraged Companies Fund) | Bank of America Merrill Lynch U.S. High Yield Master II Index
Average Annual Return:
1 Year	15.59%
Inception	10.52%
Inception Date	May 01, 2008
(Prospectus - Class I) | (Leveraged Companies Fund) | Class I
Average Annual Return:
1 Year	37.46%
Inception	7.91%
Inception Date	May 01, 2008
(Prospectus - Class I) | (Leveraged Companies Fund) | Class I | After tax on distributions
Average Annual Return:
1 Year	37.18%
Inception	6.47%
Inception Date	May 01, 2008
(Prospectus - Class I) | (Leveraged Companies Fund) | Class I | After tax on distributions, with sale
Average Annual Return:
1 Year	24.34%
Inception	5.91%
Inception Date	May 01, 2008
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Year	1.66%
10 Year	7.10%
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Russell 1000 Growth Index
Average Annual Return:
1 Year	15.26%
5 Year	3.12%
10 Year	7.52%
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class A
Average Annual Return:
1 Year	9.87%
5 Year	(1.99%)
10 Year	6.91%
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class A | After tax on distributions
Average Annual Return:
1 Year	9.87%
5 Year	(1.99%)
10 Year	6.91%
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class A | After tax on distributions, with sale
Average Annual Return:
1 Year	6.41%
5 Year	(1.68%)
10 Year	6.10%
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class B
Average Annual Return:
1 Year	9.70%
5 Year	(2.20%)
10 Year	6.32%
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class C
Average Annual Return:
1 Year	13.71%
5 Year	(1.81%)
10 Year	6.31%
(Prospectus - Class I) | (Rainier Growth Fund) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Year	1.66%
10 Year	7.10%
(Prospectus - Class I) | (Rainier Growth Fund) | Russell 1000 Growth Index
Average Annual Return:
1 Year	15.26%
5 Year	3.12%
10 Year	7.52%
(Prospectus - Class I) | (Rainier Growth Fund) | Class I
Average Annual Return:
1 Year	16.01%
5 Year	(0.60%)
10 Year	7.82%
(Prospectus - Class I) | (Rainier Growth Fund) | Class I | After tax on distributions
Average Annual Return:
1 Year	16.00%
5 Year	(0.61%)
10 Year	7.81%
(Prospectus - Class I) | (Rainier Growth Fund) | Class I | After tax on distributions, with sale
Average Annual Return:
1 Year	10.43%
5 Year	(0.51%)
10 Year	6.93%
(Prospectus - Class R6) | (Rainier Growth Fund) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Year	1.66%
10 Year	7.10%
(Prospectus - Class R6) | (Rainier Growth Fund) | Russell 1000 Growth Index
Average Annual Return:
1 Year	15.26%
5 Year	3.12%
10 Year	7.52%
(Prospectus - Class R6) | (Rainier Growth Fund) | Class R6
Average Annual Return:
1 Year	16.11%
5 Year	(0.57%)
10 Year	7.87%
(Prospectus - Class R6) | (Rainier Growth Fund) | Class R6 | After tax on distributions
Average Annual Return:
1 Year	16.09%
5 Year	0.48%
10 Year	7.87%
(Prospectus - Class R6) | (Rainier Growth Fund) | Class R6 | After tax on distributions, with sale
Average Annual Return:
1 Year	10.50%
5 Year	(0.48%)
10 Year	6.98%
(Prospectus - Class ADV) | (Rainier Growth Fund) | S&P 500 Index
Average Annual Return:
1 Year	2.11%
5 Year	1.66%
10 Year	7.10%
(Prospectus - Class ADV) | (Rainier Growth Fund) | Russell 1000 Growth Index
Average Annual Return:
1 Year	2.64%
5 Year	3.12%
10 Year	7.52%
(Prospectus - Class ADV) | (Rainier Growth Fund) | Class ADV
Average Annual Return:
1 Year	15.77%
5 Year	(0.85%)
10 Year	7.55%
(Prospectus - Class ADV) | (Rainier Growth Fund) | Class ADV | After tax on distributions
Average Annual Return:
1 Year	(4.32%)
5 Year	(0.85%)
10 Year	7.55%
(Prospectus - Class ADV) | (Rainier Growth Fund) | Class ADV | After tax on distributions, with sale
Average Annual Return:
1 Year	(2.81%)
5 Year	(0.72%)
10 Year	6.68%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Year	1.66%
10 Year	7.10%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Russell 1000 Growth Index
Average Annual Return:
1 Year	15.26%
5 Year	3.12%
10 Year	7.52%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R1
Average Annual Return:
1 Year	15.11%
5 Year	(1.42%)
10 Year	6.73%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R1 | After tax on distributions
Average Annual Return:
1 Year	15.11%
5 Year	(1.42%)
10 Year	6.73%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R1 | After tax on distributions, with sale
Average Annual Return:
1 Year	9.82%
5 Year	(1.21%)
10 Year	5.94%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R2
Average Annual Return:
1 Year	15.18%
5 Year	(2.27%)
10 Year	5.90%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R3
Average Annual Return:
1 Year	15.21%
5 Year	(1.32%)
10 Year	6.84%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R4
Average Annual Return:
1 Year	15.66%
5 Year	(1.01%)
10 Year	7.17%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R5
Average Annual Return:
1 Year	15.91%
5 Year	(0.73%)
10 Year	7.48%
(Prospectus - Class T) | (Rainier Growth Fund) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Year	1.66%
10 Year	7.10%
(Prospectus - Class T) | (Rainier Growth Fund) | Russell 1000 Growth Index
Average Annual Return:
1 Year	15.26%
5 Year	3.12%
10 Year	7.52%
(Prospectus - Class T) | (Rainier Growth Fund) | Class T
Average Annual Return:
1 Year	9.78%
5 Year	(2.34%)
10 Year	6.34%
(Prospectus - Class T) | (Rainier Growth Fund) | Class T | After tax on distributions
Average Annual Return:
1 Year	9.78%
5 Year	(2.34%)
10 Year	6.34%
(Prospectus - Class T) | (Rainier Growth Fund) | Class T | After tax on distributions, with sale
Average Annual Return:
1 Year	6.36%
5 Year	(1.98%)
10 Year	5.58%
(Prospectus - Classes A and C) | (Small Cap Opportunities Fund) | Russell 2000 Growth Index
Average Annual Return:
1 Year	14.59%
Inception	17.88%
Inception Date	Jan. 02, 2009
(Prospectus - Classes A and C) | (Small Cap Opportunities Fund) | Class A
Average Annual Return:
1 Year	6.93%
Inception	17.75%
Inception Date	Jan. 02, 2009
(Prospectus - Classes A and C) | (Small Cap Opportunities Fund) | Class A | After tax on distributions
Average Annual Return:
1 Year	6.42%
Inception	14.29%
Inception Date	Jan. 02, 2009
(Prospectus - Classes A and C) | (Small Cap Opportunities Fund) | Class A | After tax on distributions, with sale
Average Annual Return:
1 Year	5.17%
Inception	13.91%
Inception Date	Jan. 02, 2009
(Prospectus - Classes A and C) | (Small Cap Opportunities Fund) | Class C
Average Annual Return:
1 Year	10.77%
Inception	18.45%
Inception Date	Jan. 02, 2009
(Prospectus - Class I) | (Small Cap Opportunities Fund) | Russell 2000 Growth Index
Average Annual Return:
1 Year	14.59%
Inception	17.88%
Inception Date	Jan. 02, 2009
(Prospectus - Class I) | (Small Cap Opportunities Fund) | Class I
Average Annual Return:
1 Year	12.96%
Inception	19.75%
Inception Date	Jan. 02, 2009
(Prospectus - Class I) | (Small Cap Opportunities Fund) | Class I | After tax on distributions
Average Annual Return:
1 Year	12.42%
Inception	16.18%
Inception Date	Jan. 02, 2009
(Prospectus - Class I) | (Small Cap Opportunities Fund) | Class I | After tax on distributions, with sale
Average Annual Return:
1 Year	9.11%
Inception	15.63%
Inception Date	Jan. 02, 2009
(Prospectus - Class A) | (Small Company Fund) | Russell 2000 Index
Average Annual Return:
1 Year	16.35%
5 Year	3.56%
10 Year	9.72%
(Prospectus - Class A) | (Small Company Fund) | Class A
Average Annual Return:
1 Year	4.79%
5 Year	1.70%
10 Year	8.12%
(Prospectus - Class A) | (Small Company Fund) | Class A | After tax on distributions
Average Annual Return:
1 Year	4.79%
5 Year	1.68%
10 Year	6.68%
(Prospectus - Class A) | (Small Company Fund) | Class A | After tax on distributions, with sale
Average Annual Return:
1 Year	3.11%
5 Year	1.44%
10 Year	6.47%
(Prospectus - Class I) | (Small Company Fund) | Russell 2000 Index
Average Annual Return:
1 Year	16.35%
5 Year	3.56%
10 Year	9.72%
(Prospectus - Class I) | (Small Company Fund) | Class I
Average Annual Return:
1 Year	10.77%
5 Year	3.09%
10 Year	9.07%
(Prospectus - Class I) | (Small Company Fund) | Class I | After tax on distributions
Average Annual Return:
1 Year	10.77%
5 Year	3.07%
10 Year	7.61%
(Prospectus - Class I) | (Small Company Fund) | Class I | After tax on distributions, with sale
Average Annual Return:
1 Year	7.00%
5 Year	2.64%
10 Year	7.32%
(Prospectus - Class R6) | (Small Company Fund) | Russell 2000 Index
Average Annual Return:
1 Year	16.35%
5 Year	3.56%
10 Year	9.72%
(Prospectus - Class R6) | (Small Company Fund) | Class R6
Average Annual Return:
1 Year	10.82%
5 Year	3.15%
10 Year	9.10%
(Prospectus - Class R6) | (Small Company Fund) | Class R6 | After tax on distributions
Average Annual Return:
1 Year	10.82%
5 Year	3.12%
10 Year	7.65%
(Prospectus - Class R6) | (Small Company Fund) | Class R6 | After tax on distributions, with sale
Average Annual Return:
1 Year	7.03%
5 Year	2.69%
10 Year	7.35%
(Prospectus - Class ADV) | (Small Company Fund) | Russell 2000 Index
Average Annual Return:
1 Year	16.35%
5 Year	3.56%
10 Year	9.72%
(Prospectus - Class ADV) | (Small Company Fund) | Class ADV
Average Annual Return:
1 Year	10.49%
5 Year	2.71%
10 Year	8.55%
(Prospectus - Class ADV) | (Small Company Fund) | Class ADV | After tax on distributions
Average Annual Return:
1 Year	10.49%
5 Year	2.69%
10 Year	7.11%
(Prospectus - Class ADV) | (Small Company Fund) | Class ADV | After tax on distributions, with sale
Average Annual Return:
1 Year	6.82%
5 Year	2.31%
10 Year	6.87%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Russell 2000 Index
Average Annual Return:
1 Year	16.35%
5 Year	3.56%
10 Year	9.72%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R1
Average Annual Return:
1 Year	9.99%
5 Year	2.33%
10 Year	8.23%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R1 | After tax on distributions
Average Annual Return:
1 Year	9.99%
5 Year	2.32%
10 Year	6.79%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R1 | After tax on distributions, with sale
Average Annual Return:
1 Year	6.49%
5 Year	1.99%
10 Year	6.59%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R2
Average Annual Return:
1 Year	9.97%
5 Year	1.42%
10 Year	7.17%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R3
Average Annual Return:
1 Year	10.13%
5 Year	2.44%
10 Year	8.34%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R4
Average Annual Return:
1 Year	10.49%
5 Year	2.76%
10 Year	8.67%
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R5
Average Annual Return:
1 Year	10.77%
5 Year	3.05%
10 Year	8.99%
(Prospectus - Class A) | (Strategic Growth Fund) | Russell 1000 Growth Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	15.26%
Inception	17.50%
Inception Date	Dec. 19, 2011
(Prospectus - Class A) | (Strategic Growth Fund) | Class A
Average Annual Return:
1 Year	9.06%
Inception	11.00%
Inception Date	Dec. 19, 2011
(Prospectus - Class A) | (Strategic Growth Fund) | Class A | After tax on distributions
Average Annual Return:
1 Year	9.02%
Inception	10.95%
Inception Date	Dec. 19, 2011
(Prospectus - Class A) | (Strategic Growth Fund) | Class A | After tax on distributions, with sale
Average Annual Return:
1 Year	5.95%
Inception	9.35%
Inception Date	Dec. 19, 2011
(Prospectus - Class I) | (Strategic Growth Fund) | Russell 1000 Growth Index
Average Annual Return:
1 Year	15.26%
Inception	17.50%
Inception Date	Dec. 19, 2011
(Prospectus - Class I) | (Strategic Growth Fund) | Class I
Average Annual Return:
1 Year	15.25%
Inception	17.05%
Inception Date	Dec. 19, 2011
(Prospectus - Class I) | (Strategic Growth Fund) | Class I | After tax on distributions
Average Annual Return:
1 Year	15.18%
Inception	16.98%
Inception Date	Dec. 19, 2011
(Prospectus - Class I) | (Strategic Growth Fund) | Class I | After tax on distributions, with sale
Average Annual Return:
1 Year	10.01%
Inception	14.50%
Inception Date	Dec. 19, 2011
(Prospectus - Class NAV) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.90%
5 Year	(3.21%)
Inception	0.87%
Inception Date	Aug. 29, 2006
(Prospectus - Class NAV) | (International Core Fund) | Class NAV
Average Annual Return:
1 Year	14.65%
5 Year	(3.80%)
Inception	0.14%
Inception Date	Aug. 29, 2006
(Prospectus - Class NAV) | (International Core Fund) | Class NAV | After tax on distributions
Average Annual Return:
1 Year	13.16%
5 Year	(5.05%)
Inception	(1.27%)
Inception Date	Aug. 29, 2006
(Prospectus - Class NAV) | (International Core Fund) | Class NAV | After tax on distributions, with sale
Average Annual Return:
1 Year	9.51%
5 Year	(3.88%)
Inception	(0.55%)
Inception Date	Aug. 29, 2006
(Prospectus - Class NAV) | (International Value Equity Fund) | MSCI World ex-USA Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.02%
5 Year	(2.93%)
10 Year	9.10%
(Prospectus - Class NAV) | (International Value Equity Fund) | MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	18.07%
5 Year	(3.09%)
10 Year	9.69%
(Prospectus - Class NAV) | (International Value Equity Fund) | Class NAV
Average Annual Return:
1 Year	17.85%
5 Year	(1.36%)
10 Year	9.02%
(Prospectus - Class NAV) | (International Value Equity Fund) | Class NAV | After tax on distributions
Average Annual Return:
1 Year	16.58%
5 Year	(4.13%)
10 Year	6.74%
(Prospectus - Class NAV) | (International Value Equity Fund) | Class NAV | After tax on distributions, with sale
Average Annual Return:
1 Year	11.59%
5 Year	(2.76%)
10 Year	6.90%
(Prospectus - Class NAV) | (Small Company Fund) | Russell 2000 Index
Average Annual Return:
1 Year	16.35%
5 Year	3.56%
10 Year	9.72%
(Prospectus - Class NAV) | (Small Company Fund) | Class NAV
Average Annual Return:
1 Year	10.64%
5 Year	3.16%
10 Year	9.15%
(Prospectus - Class NAV) | (Small Company Fund) | Class NAV | After tax on distributions
Average Annual Return:
1 Year	10.64%
5 Year	3.14%
10 Year	7.70%
(Prospectus - Class NAV) | (Small Company Fund) | Class NAV | After tax on distributions, with sale
Average Annual Return:
1 Year	6.92%
5 Year	2.69%
10 Year	7.39%
(Prospectus - Class NAV) | (Core High Yield Fund) | Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index
Average Annual Return:
1 Year	15.55%
Inception	19.06%
Inception Date	Apr. 30, 2009
(Prospectus - Class NAV) | (Core High Yield Fund) | Class NAV
Average Annual Return:
1 Year	15.93%
Inception	19.05%
Inception Date	Apr. 30, 2009
(Prospectus - Class NAV) | (Core High Yield Fund) | Class NAV | After tax on distributions
Average Annual Return:
1 Year	12.78%
Inception	13.34%
Inception Date	Apr. 30, 2009
(Prospectus - Class NAV) | (Core High Yield Fund) | Class NAV | After tax on distributions, with sale
Average Annual Return:
1 Year	10.24%
Inception	13.04%
Inception Date	Apr. 30, 2009
(Prospectus - Class NAV) | (Disciplined Value Fund) | Russell 1000 Value Index
Average Annual Return:
1 Year	17.51%
Inception	15.68%
Inception Date	May 29, 2009
(Prospectus - Class NAV) | (Disciplined Value Fund) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
Inception	15.95%
Inception Date	May 29, 2009
(Prospectus - Class NAV) | (Disciplined Value Fund) | Class NAV
Average Annual Return:
1 Year	20.05%
Inception	15.75%
Inception Date	May 29, 2009
(Prospectus - Class NAV) | (Disciplined Value Fund) | Class NAV | After tax on distributions
Average Annual Return:
1 Year	18.84%
Inception	15.02%
Inception Date	May 29, 2009
(Prospectus - Class NAV) | (Disciplined Value Fund) | Class NAV | After tax on distributions, with sale
Average Annual Return:
1 Year	13.79%
Inception	13.43%
Inception Date	May 29, 2009
(Prospectus - Class NAV) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index
Average Annual Return:
1 Year	18.51%
5 Year	3.79%
10 Year	10.63%
(Prospectus - Class NAV) | (Disciplined Value Mid Cap Fund) | Class NAV
Average Annual Return:
1 Year	18.60%
5 Year	7.23%
10 Year	12.38%
(Prospectus - Class NAV) | (Disciplined Value Mid Cap Fund) | Class NAV | After tax on distributions
Average Annual Return:
1 Year	18.54%
5 Year	7.08%
10 Year	10.67%
(Prospectus - Class NAV) | (Disciplined Value Mid Cap Fund) | Class NAV | After tax on distributions, with sale
Average Annual Return:
1 Year	12.16%
5 Year	6.15%
10 Year	10.23%
(Prospectus - Class NAV) | (Rainier Growth Fund) | Russell 1000 Growth Index
Average Annual Return:
1 Year	15.26%
5 Year	3.12%
10 Year	7.52%
(Prospectus - Class NAV) | (Rainier Growth Fund) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Year	1.66%
10 Year	7.10%
(Prospectus - Class NAV) | (Rainier Growth Fund) | Class NAV
Average Annual Return:
1 Year	16.14%
5 Year	(0.53%)
10 Year	7.91%
(Prospectus - Class NAV) | (Rainier Growth Fund) | Class NAV | After tax on distributions
Average Annual Return:
1 Year	16.09%
5 Year	(0.56%)
10 Year	7.89%
(Prospectus - Class NAV) | (Rainier Growth Fund) | Class NAV | After tax on distributions, with sale
Average Annual Return:
1 Year	10.49%
5 Year	(0.47%)
10 Year	7.00%
(Prospectus - Class NAV) | (Strategic Growth Fund) | Russell 1000 Growth Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	15.26%
Inception	17.50%
Inception Date	Dec. 19, 2011
(Prospectus - Class NAV) | (Strategic Growth Fund) | Class NAV
Average Annual Return:
1 Year	15.44%
Inception	17.24%
Inception Date	Dec. 19, 2011
(Prospectus - Class NAV) | (Strategic Growth Fund) | Class NAV | After tax on distributions
Average Annual Return:
1 Year	15.21%
Inception	17.00%
Inception Date	Dec. 19, 2011
(Prospectus - Class NAV) | (Strategic Growth Fund) | Class NAV | After tax on distributions, with sale
Average Annual Return:
1 Year	10.04%
Inception	14.53%
Inception Date	Dec. 19, 2011
(Prospectus - Class NAV) | (Global Shareholder Yield Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	16.54%
Inception	0.13%
Inception Date	Apr. 28, 2008
(Prospectus - Class NAV) | (Global Shareholder Yield Fund) | Class NAV
Average Annual Return:
1 Year	10.74%
Inception	4.26%
Inception Date	Apr. 28, 2008
(Prospectus - Class NAV) | (Global Shareholder Yield Fund) | Class NAV | After tax on distributions
Average Annual Return:
1 Year	9.48%
Inception	3.00%
Inception Date	Apr. 28, 2008
(Prospectus - Class NAV) | (Global Shareholder Yield Fund) | Class NAV | After tax on distributions, with sale
Average Annual Return:
1 Year	6.95%
Inception	2.86%
Inception Date	Apr. 28, 2008
(Prospectus - Class 1) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.90%
5 Year	(3.21%)
Inception	0.15%
Inception Date	Nov. 06, 2006
(Prospectus - Class 1) | (International Core Fund) | Class 1
Average Annual Return:
1 Year	14.59%
5 Year	(3.85%)
Inception	(0.46%)
Inception Date	Nov. 06, 2006
(Prospectus - Class 1) | (International Core Fund) | Class 1 | After tax on distributions
Average Annual Return:
1 Year	13.11%
5 Year	(5.09%)
Inception	(1.90%)
Inception Date	Nov. 06, 2006
(Prospectus - Class 1) | (International Core Fund) | Class 1 | After tax on distributions, with sale
Average Annual Return:
1 Year	9.47%
5 Year	(3.92%)
Inception	(1.08%)
Inception Date	Nov. 06, 2006
(Prospectus - Class 1) | (Disciplined Value Fund) | Russell 1000 Value Index
Average Annual Return:
1 Year	17.51%
5 Year	0.59%
10 Year	7.38%
(Prospectus - Class 1) | (Disciplined Value Fund) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Year	1.66%
10 Year	7.10%
(Prospectus - Class 1) | (Disciplined Value Fund) | Class 1
Average Annual Return:
1 Year	20.06%
5 Year	2.92%
10 Year	8.82%
(Prospectus - Class 1) | (Disciplined Value Fund) | Class 1 | After tax on distributions
Average Annual Return:
1 Year	19.31%
5 Year	2.62%
10 Year	7.92%
(Prospectus - Class 1) | (Disciplined Value Fund) | Class 1 | After tax on distributions, with sale
Average Annual Return:
1 Year	14.03%
5 Year	2.44%
10 Year	7.51%
(Prospectus - Class 1) | (International Growth Fund) | MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.28%
5 Year	(2.74%)
Inception	2.79%
Inception Date	Jun. 12, 2006
(Prospectus - Class 1) | (International Growth Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	17.90%
5 Year	(3.21%)
Inception	1.97%
Inception Date	Jun. 12, 2006
(Prospectus - Class 1) | (International Growth Fund) | Class 1
Average Annual Return:
1 Year	20.00%
5 Year	(0.85%)
Inception	4.19%
Inception Date	Jun. 12, 2006
(Prospectus - Class 1) | (International Growth Fund) | Class 1 | After tax on distributions
Average Annual Return:
1 Year	18.07%
5 Year	(1.64%)
Inception	3.07%
Inception Date	Jun. 12, 2006
(Prospectus - Class 1) | (International Growth Fund) | Class 1 | After tax on distributions, with sale
Average Annual Return:
1 Year	14.25%
5 Year	(1.11%)
Inception	3.04%
Inception Date	Jun. 12, 2006